Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 1,257.3	$ 1,243.1
Other guarantees	0.5	1.7
Capital Expenditure -Authorized | South Africa | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Commitments	401.0	373.7
Capital Expenditure -Authorized | South Africa | Beatrix
Commitments and Contingencies Disclosure [Line Items]
Commitments	104.8	87.1
Capital Expenditure -Authorized | South Africa | South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Commitments	446.3	433.1
Capital Expenditure -Authorized | Ghana | Tarkwa Mine
Commitments and Contingencies Disclosure [Line Items]
Commitments	110.9	126.5
Capital Expenditure -Authorized | Ghana | Damang
Commitments and Contingencies Disclosure [Line Items]
Commitments	9.8	16.9
Capital Expenditure -Authorized | Peru | Cerro Corona
Commitments and Contingencies Disclosure [Line Items]
Commitments	6.4	44.7
Capital Expenditure -Authorized | Australia | St Ives
Commitments and Contingencies Disclosure [Line Items]
Commitments	175.7	150.3
Capital Expenditure -Authorized | Australia | Agnew
Commitments and Contingencies Disclosure [Line Items]
Commitments	1.6	10.4
Capital Expenditure -Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Commitments	0.8	0.4
Capital Expenditure -Contracted
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 244.6	$ 245.7